UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 12b-25

                          NOTIFICATION OF LATE FILING

                                                     SEC FILE NUMBER: 333-173040
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                                                        CUSIP NUMBER: 29272A 107
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(Check One):  |_| Form 10-K  |_| Form 20-F   |_| Form 11-K  |X| Form 10-Q
              |_| Form 10-D  |_| Form N-SAR  |_| Form N-CSR

For Period Ended: June 30, 2013

         |_| Transition Report on Form 10-K
         |_| Transition Report on Form 20-F
         |_| Transition Report on Form 11-K
         |_| Transition Report on Form 10-Q
         |_| Transition Report on Form N-SAR

         For the Transition Period Ended: _______________________

Read Attached Instruction Sheet Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: N/A

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PART 1 - REGISTRANT INFORMATION
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Full Name of Registrant: Ener-Core, Inc.
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Former Name if Applicable:

9400 Toledo Way
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Address of Principal Executive Office (Street and Number)

Irvine, California 92618
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City, State and Zip Code

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PART II - RULES 12B-25(b) AND (c)
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If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

      (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

|X|   (b)   The subject annual report, semi-annual report, transition report on
            Form 10-K, Form 20-F, 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

      (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

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PART III - NARRATIVE
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State below in reasonable detail the reasons why the Form 10-K, 20-F, 11-K, Form
10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed)

The Quarterly Report on Form 10-Q for the period ended June 30, 2013, could not be filed within the prescribed period because of the time required for us to conclude our preparation of our financial disclosures and for our independent registered public accounting firm to conclude its review of our second quarter 2013 and 2012 financial statements, the prior period financial statements having been "carved out" of the financial statements of FlexEnergy, Inc., a Delaware corporation ("FlexEnergy") from which we were spun-out on November 12, 2012, as described in our Current Report on Form 8-K, filed with the Securities and Exchange Commission on July 10, 2013. Further, we will need additional time to prepare the related Item 2 "Management's Discussion and Analysis of Financial Condition and Results of Operations" to include commentary in respect of the comparative analysis between us as a free-standing entity in the current period and as a portion of FlexEnergy in the prior period.

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PART IV - OTHER INFORMATION
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(1)   Name and telephone number of person to contact in regard to this notification

      Randolf W. Katz               714                      966-8807
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         (Name)                (Area Code)              (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) been filed? If the answer is no, identify report(s).

      |X| Yes |_| No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

      |X| Yes |_| No

      If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

      On July 1, 2013, Ener-Core Power, Inc., a Delaware corporation, completed a merger transaction with us. As the now-former stockholders of Ener-Core Power hold the majority of our outstanding common stock after the merger and the management of Ener-Core Power is now our management, the transaction was accounted for as a "reverse merger" and the financial statements are those of Ener-Core Power. As a result, the results of operations for the second quarter of our 2013 fiscal year and the six months ended June 30, 2013 will indicate revenues associated with our operations, none of which had been previously disclosed in our historical filings. We anticipate that we will report revenues for the current three- and six-month periods that are consistent with the per-quarter revenues that we reported for the March 31, 2013, quarter in our Current Report on From 8-K, as filed with the Securities and Exchange Commission on July 10, 2013. Due to the carve-out referenced above, we are not currently able to provide a reasonable estimate of the prior periods' results of operations.

                                Ener-Core, Inc.
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date:  August 15, 2013            By: /S/ BORIS MASLOV
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                                      Boris Maslov
                                      President, Chief Operating Office, and CTO